Related Party Transactions - Schedule Of Revenue Received From Major Related Parties (Detail) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenues:
Revenue from Related Parties		¥ 2,243	$ 325	¥ 2,367	¥ 2,846
Related Party A
Revenues:
Revenue from Related Parties		158	23	315	204
Related Party B
Revenues:
Revenue from Related Parties		889	129	888	678
Related Party D
Revenues:
Revenue from Related Parties		257	37	123	0
Related Party E
Revenues:
Revenue from Related Parties	[1]	0	0	126	949
Other Investees
Revenues:
Revenue from Related Parties		¥ 939	$ 136	¥ 915	¥ 1,015

[1]	The balances mainly represent amounts arising from services including online marketing services and cloud services the Company provided to Related Party E. Related Party E ceased to be a related party from February 2021 as the Company does not have significant influence over Related Party E after its public listing.